Net revenues (Tables)	12 Months Ended
Dec. 31, 2020
Analysis of income and expense [abstract]
Schedule of Revenue by Type
Net revenues were as follows:

	Years ended December 31,
	2020	2019	2018
	(€ million)
Revenues from:
Sales of goods	€82,510	€103,019	€104,990
Services provided	3,297	3,961	3,871
Contract revenues	547	672	958
Lease installments from assets sold with a buy-back commitment	193	362	394
Interest income of financial services activities	129	173	199
Total Net revenues	€86,676	€108,187	€110,412

Schedule of Revenue by Geographical Location
Net revenues by geographical area were as follows:

	Years ended December 31,
	2020	2019	2018
	(€ million)
Net revenues in:
North America(1)	€60,783	€73,848	€73,405
Brazil	4,518	7,423	6,452
Italy	5,454	7,259	8,815
France	2,420	3,021	3,204
Germany	2,325	2,519	2,755
China	1,412	1,753	1,974
Spain	789	1,200	1,397
United Kingdom	696	995	1,136
Argentina	772	861	1,384
Japan	752	839	718
Turkey	947	739	896
Australia	322	320	418
Other countries	5,486	7,410	7,858
Total Net revenues	€86,676	€108,187	€110,412
The following table summarizes the non-current assets (other than financial instruments, deferred tax assets and post-employment benefits assets) attributed to certain geographic areas:

	At December 31,
	2020	2019
	(€ million)
North America(1)	€39,240	€40,097
Italy	11,287	10,711
Brazil	2,811	4,064
Poland	531	684
Serbia	409	495
Other countries	1,007	1,320
Total Non-current assets (other than financial instruments, deferred tax assets and post-employment benefits assets)	€55,285	€57,371

Schedule Of Revenue By Segment And Type	Net revenues attributed by segment for the years ended December 31, 2020, 2019 and 2018 were as follows:

	Mass-Market Vehicles
2020	North America	LATAM	APAC	EMEA	Maserati	Other activities	Total
	(€ million)
Revenues from:
Sales of goods	€58,198	€5,031	€2,250	€15,284	€1,323	€424	€82,510
Services provided	2,045	206	17	765	53	211	3,297
Construction contract revenues	—	—	—	—	—	547	547
Revenues from goods and services	60,243	5,237	2,267	16,049	1,376	1,182	86,354

Lease installments from assets sold with a buy-back commitment	64	—	—	129	—	—	193
Interest income from financial services activities	—	60	50	13	6	—	129
Total Net revenues	€60,307	€5,297	€2,317	€16,191	€1,382	€1,182	€86,676

	Mass-Market Vehicles
2019	North America	LATAM	APAC	EMEA	Maserati	Other activities	Total
	(€ million)
Revenues from:
Sales of goods	€70,809	€8,059	€2,674	€19,275	€1,563	€639	€103,019
Services provided	2,388	297	27	950	29	270	3,961
Construction contract revenues	—	—	—	—	—	672	672
Revenues from goods and services	73,197	8,356	2,701	20,225	1,592	1,581	107,652

Lease installments from assets sold with a buy-back commitment	140	—	—	222	—	—	362
Interest income from financial services activities	—	93	61	19	—	—	173
Total Net revenues	€73,337	€8,449	€2,762	€20,466	€1,592	€1,581	€108,187

	Mass-Market Vehicles
2018	North America	LATAM	APAC	EMEA	Maserati	Other activities	Total
	(€ million)
Revenues from:
Sales of goods	€69,908	€7,756	€2,560	€21,516	€2,606	€644	€104,990
Services provided	2,287	270	21	945	39	309	3,871
Construction contract revenues	—	—	—	—	—	958	958
Revenues from goods and services	72,195	8,026	2,581	22,461	2,645	1,911	109,819

Lease installments from assets sold with a buy-back commitment	158	—	—	235	—	1	394
Interest income from financial services activities	—	116	65	18	—	—	199
Total Net revenues	€72,353	€8,142	€2,646	€22,714	€2,645	€1,912	€110,412